Nature of Business and Organization	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1 - Nature of business and organization

United World Holding Group Ltd (“United World BVI”) is a holding company incorporated on July 5, 2018, under the laws of the British Virgin Islands. United World BVI through its subsidiaries and variable interest entities (“VIEs”) (collectively referred to as the “Company”) is principally engaged in event organizing and bed and breakfast (“B&B”) inns businesses in the People’s Republic of China (the “PRC” or “China”).

Details of United World BVI’s subsidiaries/VIEs are summarized as follows:

Name	Principle of business	Country of incorporation	Date of incorporation	Ownership
United World (Hong Kong) Holding Group Limited (“United World HK”)	Holding company	Hong Kong	August 7, 2018	100%

Yunnan United World Enterprise Management Company Limited (“United World WFOE”)	Holding company and deemed a wholly foreign owned enterprise (“WFOE”)	PRC	September 13, 2018	100%

United Culture Exchange (Beijing) Company Limited (“United Culture”)	Conferences and event organizing and B&B inns	PRC	October 31, 2016	VIE by contractual arrangements

The Company develops and operates its business through United Culture. Starting in June 2017, United Culture began generating revenue from organizing conferences and events for customers. United Culture is the predecessor of United World BVI and operates all of the business of United World BVI prior to a restructuring (the “Restructuring”).

Restructuring

United World BVI was set up on July 5, 2018 by the Controlling Shareholder. On August 7, 2018, United World BVI established its wholly owned subsidiary, United World HK. On September 13, 2018, United World HK established its wholly-owned subsidiary, United World WFOE.

On December 5, 2018, United World WFOE entered into a series of contractual agreements (“Contractual Agreements”) with United Culture (See Contractual Arrangements below for details of the contract terms), thereafter United World WFOE qualifies as the primary beneficial owner of United Culture (See Note 3).

As result of the restructuring, United World HK, United World WFOE and the PRC operating company, United Culture, became subsidiaries or VIE of United World BVI.

Immediately before and after the restructuring completed on December 5, 2018 as described above, Mr. Hong Wang and his spouse controlled the United World BVI and its subsidiaries and PRC Operating Company; therefore, the restructuring was effectively a legal recapitalization accounted for as transactions between entities under common control at historical cost basis, in a manner similar to pooling-of-interest accounting. The effect of the restructuring was applied retroactively to all the periods presented in the consolidated financial statements as if the current structure existed since inception.

Contractual Arrangements

The following is a summary of the currently effective contractual arrangements by and between our wholly-owned subsidiary, United World WFOE, and our consolidated variable interest entity, United Culture.

Agreements that Provide United World WFOE Effective Control over the VIE

Equity Pledge Agreements

Pursuant to the equity pledge agreements, the shareholders who collectively owned all of United Culture pledge all of the equity interests in United Culture to United World WFOE as collateral to secure the obligations of United Culture under the exclusive consulting services and operating agreement. These shareholders may not transferor assign the pledged equity interests, or incur or allow any encumbrance that would jeopardize United World WFOE’s interests, without United World WFOE’s prior approval. In the event of default, United World WFOE, as the pledgee, will be entitled to certain rights and entitlements, including the priority in receiving payments from the auction or sale of whole or part of the pledged equity interests of United Culture. The agreement will terminate at the date these shareholders have transferred all of their pledged equity interests pursuant to the equity option agreement.

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreements, the shareholders of United Culture give United World WFOE an irrevocable proxy to act on their behalf on all matters pertaining to United Culture and to exercise all of their rights as shareholders of United Culture, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in United Culture. In consideration of such granted rights, United World WFOE agrees to provide the necessary financial support to United Culture whether or not United Culture incurs loss, and agrees not to request repayment if United Culture is unable to do so. The agreements shall remain in effect for 30 years until December 4, 2048.

Agreement that Allows United World WFOE to Receive Economic Benefits and Absorb Losses from the VIE

Consultation and Services Agreement

Pursuant to the consultation and services agreement between United World WFOE and United Culture, United World WFOE is engaged as exclusive provider of management consulting services to United Culture. For such services, United Culture agrees to pay service fees based on all of its net incomes to United World WFOE, or United World WFOE has obligation to absorb all of the losses of United Culture.

The consultation and services agreement remains in effect for 30 years until December 4, 2048. The agreement can be extended only if United World WFOE gives its written consent of extension of the agreement before its expiration, and United Culture may then extend without reservation.

Agreement that Provides United World WFOE with the Option to Purchase the Equity Interest in the VIE

Equity Option Agreements

Pursuant to the equity option agreements among United World WFOE, United Culture and all shareholders of United Culture. United Culture’s shareholders jointly and severally grant United World WFOE an option to purchase their equity interests in United Culture. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of United Culture, these shareholders of United Culture are required to immediately return any amount in excess of the registered capital to United World WFOE or its designee. United World WFOE may exercise such option at any time until it has acquired all equity interests of United Culture, and may transfer the option to any third party. The agreements will terminate on the date on which all of these shareholders’ equity interests of United Culture have been transferred to United World WFOE or its designee.

As a result of the foregoing Contractual Arrangements, which give United World WFOE effective control of United Culture, United Culture obligates United World WFOE to absorb all of the losses from its activities, and enable United World WFOE to receive all of its expected residual returns, United World BVI accounts for the PRC operating company as a VIE. Additionally, as the parent company of United World WFOE, United World BVI is considered the primary beneficiary of the PRC operating company. Accordingly, United World BVI consolidates the accounts of the PRC operating company for the periods presented.

Recent Development

As our event planning and lodging business were heavily impacted by the travel restriction and quarantine as a result of Covid-19 starting from January 2020, we have branched out to build a new line of business, namely livestream sales, to duplicate our offline businesses online. As of the date of this annual report, we have collaborated with manufacturers of tablets, cell phones, Chinese spirits, dietary supplements and cosmetic products, with our event organizers performing the role of livestreaming host.

As COVID-19 continues to impact our business and operation in the second half of 2020, we are going to bring our existing business model online and organize industry seminars, conferences and events online for our corporate clients. We anticipate that online conference can be a valuable alternative to corporates and organizations to host meeting and functions.